Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Schedule of estimated fair values and carrying values of financial instruments

The estimated fair values and carrying values of the financial instruments at June 30, 2015 and December 31, 2014 are presented in the following table:

	June 30, 2015		December 31, 2014
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents	17,279	17,279	44,575	44,575
Securities, available for sale	464,083	464,083	499,808	499,808
Securities, held to maturity	185,160	182,935	141,795	139,688
Federal Home Loan Bank stock	1,468	1,468	1,621	1,621
Loans, net of Allowance for Loan Losses	800,871	799,531	781,216	780,470
Accrued interest receivable	7,208	7,208	6,384	6,384
Liabilities:
Deposits	1,347,298	1,348,190	1,371,839	1,373,537
Borrowings	14,955	14,955	3,255	3,255
Accrued interest payable	1,997	1,997	1,997	1,997

The estimated fair values and carrying values of the financial instruments at December 31, 2014 and 2013 are presented in the following table:

	December 31,
	2014		2013
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents	$44,575	$44,575	$61,484	$61,484
Securities, available for sale	$499,808	$499,808	$484,211	$484,211
Securities, held to maturity	$141,795	$139,688	$150,293	$141,642
Federal Home Loan Bank stock	$1,621	$1,621	$1,835	$1,835
Loans, net	$790,321	$789,575	$703,166	$703,025
Accrued interest receivable	$6,384	$6,384	$6,258	$6,258

Liabilities:
Deposits	$1,371,839	$1,339,574	$1,303,099	$1,265,898
Borrowings	$3,255	$3,255	$6,288	$6,288
Accrued interest payable	$1,997	$1,997	$2,364	$2,364